UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions, LLC

Attn: Gregory Knoth

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 5/31/2020

Date of reporting period: 2/29/2020

Item 1. Schedule of Investments.

BFS EQUITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

COMMON STOCKS — 96.92%	Shares	Fair Value

Aerospace & Defense — 5.81%
Boeing Company (The)	2,700	$742,797
Raytheon Company	4,000	754,240
United Technologies Corporation	6,000	783,540
		2,280,577
Banks — 4.78%
Citigroup, Inc.	14,000	888,440
JPMorgan Chase & Company	8,500	986,935
		1,875,375
Beverages — 1.98%
Constellation Brands, Inc., Class A	4,500	775,710

Chemicals — 2.53%
Ecolab, Inc.	5,500	992,475

Communications Equipment — 2.44%
Cisco Systems, Inc.	24,000	958,320

Consumer Finance — 1.82%
American Express Company	6,500	714,545

Electronic Equipment, Instruments & Components — 4.44%
Amphenol Corporation, Class A	10,000	916,800
TE Connectivity Ltd.	10,000	828,700
		1,745,500
Entertainment — 2.25%
Walt Disney Company (The)	7,500	882,375

Food & Staples Retailing — 2.36%
Costco Wholesale Corporation	3,300	927,762

Food Products — 1.34%
Mondelez International, Inc., Class A	10,000	528,000

Health Care Equipment & Supplies — 6.71%
Abbott Laboratories	8,000	616,240
Danaher Corporation	8,000	1,156,640

See accompanying notes which are an integral part of this schedule of investments.

BFS EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
February 29, 2020 (Unaudited)

COMMON STOCKS — 96.92% - continued
Health Care Equipment & Supplies — 6.71% - continued
Stryker Corporation	4,500	$857,655
		2,630,535
Hotels, Restaurants & Leisure — 1.70%
Starbucks Corporation	8,500	666,655

Insurance — 2.58%
Chubb Ltd.	7,000	1,015,210

Interactive Media & Services — 3.06%
Alphabet, Inc., Class A(a)	900	1,205,325

Internet & Direct Marketing Retail — 2.87%
Amazon.com, Inc.(a)	600	1,130,250

IT Services — 4.48%
Automatic Data Processing, Inc.	5,000	773,700
Fiserv, Inc.(a)	9,000	984,240
		1,757,940
Life Sciences Tools & Services — 6.39%
Illumina, Inc.(a)	3,000	797,010
Mettler-Toledo International, Inc.(a)	1,200	842,040
Thermo Fisher Scientific, Inc.	3,000	872,400
		2,511,450
Machinery — 7.81%
Caterpillar, Inc.	6,500	807,560
Deere & Company	5,000	782,400
Fortive Corporation	11,000	760,760
Stanley Black & Decker, Inc.	5,000	718,500
		3,069,220
Media — 2.06%
Comcast Corporation, Class A	20,000	808,600

Metals & Mining — 2.42%
Agnico Eagle Mines Ltd.	20,000	950,600

Oil, Gas & Consumable Fuels — 3.38%
Chevron Corporation	8,000	746,720
ConocoPhillips	12,000	581,040
		1,327,760

See accompanying notes which are an integral part of this schedule of investments.

BFS EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
February 29, 2020 (Unaudited)

COMMON STOCKS — 96.92% - continued
Pharmaceuticals — 4.57%
Novartis AG - ADR	9,500	$797,620
Zoetis, Inc.	7,500	999,225
		1,796,845
Software — 12.66%
Adobe, Inc.(a)	3,000	1,035,360
Ceridian HCM Holding, Inc.(a)	15,000	1,060,950
Microsoft Corporation	6,500	1,053,065
Oracle Corporation	20,000	989,200
SS&C Technologies Holdings, Inc.	15,000	832,500
		4,971,075
Specialty Retail — 2.22%
Home Depot, Inc. (The)	4,000	871,360

Technology Hardware, Storage & Peripherals — 2.44%
Apple, Inc.	3,500	956,760

Textiles, Apparel & Luxury Goods — 1.82%
NIKE, Inc., Class B	8,000	715,040

Total Common Stocks (Cost $27,317,084)		38,065,264

MONEY MARKET FUNDS - 3.08%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.50%(b)	1,211,382	1,211,382

Total Money Market Funds (Cost $1,211,382)		1,211,382

Total Investments — 100.00% (Cost $28,528,466)		39,276,646

Liabilities in Excess of Other Assets — 0.00%(c)		(1,005)

NET ASSETS — 100.00%		$39,275,641

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 29, 2020.
(c)	Less than 0.005%.
ADR	- American Depositary Receipt

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At February 29, 2020, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

Gross unrealized appreciation	$11,644,948
Gross unrealized depreciation	(949,056)

Net unrealized appreciation on investments	$10,695,892

Tax cost of investments	$28,580,754

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

BFS Equity Fund

Notes to the Schedule of Investments

February 29, 2020

(Unaudited)

The BFS Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

BFS Equity Fund

Notes to the Schedule of Investments - continued

February 29, 2020

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s valuation policies, Bradley, Foster & Sargent, Inc. (the "Adviser") is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2020:

	Valuation Inputs

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$38,065,264	$-	$-	$38,065,264
Money Market Funds	1,211,382	-	-	1,211,382
Total	$39,276,646	$-	$-	$39,276,646

(a)	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

LS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

COMMON STOCKS - LONG - DOMESTIC — 65.15%	Shares	Fair Value

Consumer Discretionary — 4.98%
Darden Restaurants, Inc.(a)	10,950	$1,067,625
eBay, Inc.(a)	28,900	1,001,096
Home Depot, Inc. (The)(a)	4,590	999,886
Hyatt Hotels Corporation, Class A(a)	4,540	347,764
Lowe's Companies, Inc.(a)	11,600	1,236,212
		4,652,583
Consumer Staples — 5.87%
Church & Dwight Company, Inc.(a)	20,900	1,452,968
Coca-Cola Company (The)(a)	14,900	797,000
Colgate-Palmolive Company(a)	20,100	1,358,157
J.M. Smucker Company (The)(a)	6,300	648,837
Mondelez International, Inc., Class A(a)	23,200	1,224,960
		5,481,922
Energy — 2.21%
Devon Energy Corporation	18,700	303,688
Hess Corporation(a)	6,380	358,428
Noble Energy, Inc.(a)	27,300	432,159
Parsley Energy, Inc., Class A	27,800	372,520
Schlumberger Ltd.	21,900	593,271
		2,060,066
Financials — 33.40%
Aflac, Inc.(a)	40,500	1,735,425
Arthur J. Gallagher & Company(a)	15,100	1,472,099
Berkshire Hathaway, Inc., Class B(a) (b)	14,880	3,070,340
Brookline Bancorp, Inc.	52,300	725,401
Brown & Brown, Inc.(a)	83,700	3,599,935
Cboe Global Markets, Inc.	7,500	855,000
Central Pacific Financial Corporation(a)	25,700	614,744
Cincinnati Financial Corporation(a)	6,975	650,349
Citigroup, Inc.(a)	18,800	1,193,048
Comerica, Inc.(a)	12,000	631,680
Fifth Third Bancorp	37,700	919,880
Globe Life, Inc.(a)	21,800	2,019,988
Jefferies Financial Group, Inc.(a)	28,600	563,706
Kearny Financial Corporation	31,900	348,029
KeyCorp(a)	70,900	1,159,215
Mercury General Corporation(a)	20,700	896,517
PJT Partners, Inc., Class A(a)	16,600	746,170
PNC Financial Services Group, Inc. (The)(a)	22,710	2,870,544

See accompanying notes which are an integral part of these schedule of investments.

Primerica, Inc.(a)	10,300	1,146,802
Progressive Corporation (The)(a)	27,200	1,989,952
Selective Insurance Group, Inc.(a)	14,900	831,122
U.S. Bancorp(a)	40,700	1,890,108
Voya Financial, Inc.(a)	24,000	1,263,360
		31,193,414
Health Care — 4.37%
Abbott Laboratories(a)	13,600	1,047,608
Envista Holdings Corporation(a) (b)	19,100	484,758
Johnson & Johnson(a)	7,540	1,013,979
Merck & Company, Inc.(a)	20,100	1,538,856
		4,085,201
Industrials — 3.03%
CIRCOR International, Inc.(b)	9,700	349,006
Eaton Corporation plc(a)	15,600	1,415,233
United Technologies Corporation(a)	8,160	1,065,614
		2,829,853
Information Technology — 9.03%
FLIR Systems, Inc.(a)	21,400	908,858
Leidos Holdings, Inc.(a)	16,150	1,657,798
Maxim Integrated Products, Inc.	8,300	461,646
Microsoft Corporation(a)	11,840	1,918,198
Oracle Corporation	18,300	905,118
Paychex, Inc.(a)	10,000	774,800
PayPal Holdings, Inc.(a) (b)	8,600	928,714
Science Applications International Corporation(a)	7,500	600,975
Xilinx, Inc.(a)	3,300	275,517
		8,431,624
Materials — 1.36%
Newmont Mining Corporation(a)	28,500	1,271,955

Real Estate — 0.90%
Cousins Properties, Inc. (a)	10,430	372,247
Howard Hughes Corporation (The)(b)	4,360	470,357
		842,604

Total Common Stocks - Long - Domestic (Cost $56,766,890)		60,849,222

COMMON STOCKS - LONG - INTERNATIONAL — 16.80%

Consumer Discretionary — 0.41%
William Hill plc	200,200	382,112

See accompanying notes which are an integral part of these schedule of investments.

Consumer Staples — 4.54%
Carlsberg A/S, Series B	4,395	576,220
Nestlé S.A.	21,500	2,204,185
Swedish Match AB	25,100	1,461,051
		4,241,456
Energy — 1.16%
Suncor Energy, Inc.(a)	39,300	1,084,680

Financials — 6.38%
Axis Capital Holdings Ltd. (a)	32,100	1,801,452
Lancashire Holdings Ltd.	118,500	1,100,866
RenaissanceRe Holdings Ltd.(a)	17,970	3,062,088
		5,964,406
Health Care — 2.43%
Medtronic plc(a)	11,500	1,157,706
Roche Holding AG	3,460	1,111,348
		2,269,054
Industrials — 1.21%
Pentair plc	28,700	1,130,493

Materials — 0.67%
Agnico Eagle Mines Ltd.(a)	13,100	622,643

Total Common Stocks - Long - International (Cost $14,406,381)		15,694,844

MONEY MARKET FUNDS - 11.29%

Invesco Treasury Portfolio, Institutional Class, 1.48%(c)	10,542,812	10,542,812

Total Money Market Funds (Cost $10,542,812)		10,542,812

Total Investments — 93.24% (Cost $81,716,083)		87,086,878

Other Assets in Excess of Liabilities — 6.76%		6,312,644

NET ASSETS — 100.00%		$93,399,522

(a)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on February 29, 2020, was $42,111,764.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of February 29, 2020.

See accompanying notes which are an integral part of these schedule of investments.

LS OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
February 29, 2020 (Unaudited)

COMMON STOCKS - SHORT - DOMESTIC - (19.43)%	Shares	Fair Value

Consumer Discretionary - (1.36)%
M.D.C. Holdings, Inc.	(17,544)	$(690,181)
McDonald's Corporation	(2,540)	(493,192)
Toll Brothers, Inc.	(2,300)	(85,169)
		(1,268,542)
Consumer Staples - (5.89)%
Clorox Company (The)	(5,080)	(809,854)
Constellation Brands, Inc., Class A	(1,480)	(255,122)
Kellogg Company	(9,000)	(544,230)
Kimberly-Clark Corporation	(7,610)	(998,356)
Procter & Gamble Company (The)	(9,080)	(1,028,128)
Sysco Corporation	(13,800)	(919,770)
Walmart, Inc.	(8,800)	(947,584)
		(5,503,044)
Financials - (8.96)%
Alleghany Corporation(a)	(1,240)	(833,590)
American International Group, Inc.	(29,100)	(1,226,856)
Community Bank System, Inc.	(11,100)	(674,991)
Everest Re Group Ltd.	(5,580)	(1,383,170)
Glacier Bancorp, Inc.	(9,100)	(339,339)
Horace Mann Educators Corporation	(15,500)	(603,415)
Markel Corporation(a)	(820)	(968,912)
Prudential Financial, Inc.	(16,100)	(1,214,745)
Truist Financial Corporation	(18,200)	(839,748)
Trustmark Corporation	(10,700)	(287,830)
		(8,372,596)
Health Care - (2.04)%
Boston Scientific Corporation(a)	(18,950)	(708,541)
HCA Healthcare, Inc.	(2,330)	(295,933)
Stryker Corporation	(4,710)	(897,679)
		(1,902,153)
Industrials - (1.18)%
Illinois Tool Works, Inc.	(2,800)	(469,784)
Union Pacific Corporation	(3,960)	(632,848)
		(1,102,632)

TOTAL COMMON STOCKS - SHORT - DOMESTIC (Proceeds Received $18,165,974)		(18,148,967)

COMMON STOCKS - SHORT - INTERNATIONAL - (9.82)%

Consumer Staples - (0.63)%
Anheuser-Busch InBev S.A./N.V. - ADR	(10,100)	(589,537)

Financials - (9.19)%
Canadian Imperial Bank of Commerce	(9,900)	(753,093)
Chubb Ltd.	(6,798)	(985,914)
Comdirect Bank AG	(4,600)	(70,066)
Commonwealth Bank of Australia	(34,305)	(1,826,828)
Intact Financial Corporation	(11,800)	(1,278,776)
Muenchener Rueckversicherungs-Gesellschaft AG	(4,160)	(1,059,285)
Swedbank AB, A Shares	(67,800)	(1,020,851)
Swiss Re AG	(9,900)	(940,921)
Westpac Banking Corporation	(41,685)	(641,684)
		(8,577,418)

TOTAL COMMON STOCKS - SHORT - INTERNATIONAL (Proceeds Received $9,240,269)		(9,166,955)

EXCHANGE-TRADED FUNDS - SHORT- (0.43)%

Invesco QQQ Trust Series 1	(1,961)	(403,574)

TOTAL EXCHANGE-TRADED FUNDS - SHORT (Proceeds Received $363,401)		(403,574)

TOTAL SECURITIES SOLD SHORT - (29.68)% (Proceeds Received $27,769,644)		$(27,719,496)

(a)	Non-dividend expense producing security.

ADR	- American Depositary Receipt

The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At February 29, 2020, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, straddles, constructive sales and return of capital distributions from underlying investments.

Gross unrealized appreciation	$9,470,478
Gross unrealized depreciation	(4,303,415)
Net unrealized appreciation	$5,167,063
Tax cost of investments and securities sold short	$54,200,319

LS Opportunity Fund

Notes to the Schedule of Investments

February 29, 2020

(Unaudited)

The LS Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining capital gains or losses. Dividend income and dividend expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-dividend date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1 (Form 1065). Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The amount of loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees (the “Board”), or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. The amount of restricted cash held at the broker as collateral for securities sold short was $26,354,344 as of February 29, 2020.

Dividend expenses on securities sold short and borrowing costs are not covered under the Long Short Advisors, LLC (the “Adviser”) expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

February 29, 2020

(Unaudited)

Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Purchasing Put Options – The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase a put option on an owned underlying security (a “protective put”) as a defensive technique to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire premium paid for the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing Options – The Fund may write covered call options on equity securities that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its custodian, cash, or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The Fund may write covered put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated account with its custodian cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

Foreign Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward foreign currency exchange contracts, to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

February 29, 2020

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price, except in the case of a security sold short, in which case the last ask price is utilized. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in money market mutual funds are generally priced at net asset value (“NAV”). These securities are categorized as Level 1 securities.

Option contracts in which the Fund invests are generally traded on an exchange. Exchange-traded options on securities and indices purchased or sold by a Fund generally will be valued at the mean of the last bid and ask prices. If there is no such reported ask on the valuation date, options are valued at the most recent bid price. If there is no such reported bid on the valuation date, options are valued at the most recent ask price. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined by the Adviser, in conformity with policies adopted by and subject to review by the Board. These securities will generally be categorized as Level 2 securities.

In accordance with the Valued Advisers Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

February 29, 2020

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2020:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks Domestic(a)	$60,849,222	$-	$-	$60,849,222
Common Stocks International(a)	15,694,844	-	-	15,694,844
Money Market Funds	10,542,812	-	-	10,542,812
Total	$87,086,878	$-	$-	$87,086,878

(a)	Please refer to the Schedule of Investments for sector classifications.

		Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks Domestic(b)	$(18,148,967)	$-	$-	$(18,148,967)
Common Stocks International(b)	(9,166,955)	-	-	(9,166,955)
Exchange-Traded Funds	(403,574)	-	-	(403,574)
Total	$(27,719,496)	$-	$-	$(27,719,496)

(b)	Please refer to the Schedule of Securities Sold Short for sector classifications.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	4/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	4/28/2020

By	/s/ Gregory Knoth
Gregory Knoth, Treasurer and Principal Financial Officer

Date	4/27/2020